Summary of Significant Accounting Policies - Schedule of Total Revenue by Distribution Channels (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Total Revenue by Distribution Channels [Line Items]
Total revenue	$ 373,223,819	$ 210,119,238	$ 195,681,315
Franchise stores and wholesale customers [Member]
Schedule of Total Revenue by Distribution Channels [Line Items]
Revenue	346,748,488	185,520,491	170,023,914
Directly-operated physical stores [Member]
Schedule of Total Revenue by Distribution Channels [Line Items]
Revenue	19,787,252	17,105,488	14,951,952
Online stores and services [Member]
Schedule of Total Revenue by Distribution Channels [Line Items]
Revenue	$ 6,688,079	$ 7,493,259	$ 10,705,449